Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) yr	Dec. 31, 2016 CAD ($) yr
Statement [Line Items]
Share price	$ 0.44	$ 0.06
Exercise price	$ 0.50	$ 0.10
Expected life of options (years) | yr	5	5
Annualized volatility	100.00%	102.00%
Risk-free interest rate	1.60%	0.62%
Dividend rate	0.00%	0.00%